STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - EUR (€)	Share capital	Premiums related to share capital	Reserves	Net profit (loss)	Total
Balance at the beginning at Dec. 31, 2017	€ 164,445	€ 44,991,815	€ 35,599,000	€ (19,463,000)	€ 61,292,000
Balance at the beginning (in shares) at Dec. 31, 2017	16,444,477
Net loss for the period				(33,014,000)	(33,014,000)
Other comprehensive income (loss)			31,000		31,000
Total comprehensive loss			31,000	(33,014,000)	(32,983,000)
Appropriation of net loss			(19,463,000)	19,463,000
Issue of ordinary shares	€ 56,000	35,441,000			35,497,000
Issue of ordinary shares (in shares)	5,572,500
Transaction costs		(3,079,000)			(3,079,000)
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 2,000	106,000	(1,000)		108,000
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares)	240,300
Share-based compensation expense			833,000		833,000
Treasury shares			(72,000)		(72,000)
Balance at the end at Dec. 31, 2018	€ 222,573	77,460,125	16,927,000	(33,014,000)	61,596,000
Balance at the end (in shares) at Dec. 31, 2018	22,257,277
Net loss for the period				(30,218,000)	(30,218,000)
Other comprehensive income (loss)			(96,000)		(96,000)
Total comprehensive loss			(96,000)	(30,218,000)	(30,315,000)
Appropriation of net loss			(33,014,000)	33,014,000
Issue of ordinary shares	€ 45,000	8,858,000			8,903,000
Issue of ordinary shares (in shares)	4,473,935
Transaction costs		(324,000)			(324,000)
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 1,000	18,000	(1,000)		18,000
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares)	114,900
BSA share warrants subscription premium			57,000		57,000
Share-based compensation expense			1,407,000		1,407,000
Treasury shares			50,000		50,000
Balance at the end at Dec. 31, 2019	€ 268,461	86,011,893	(14,670,000)	(30,218,000)	41,392,000
Balance at the end (in shares) at Dec. 31, 2019	26,846,112
Net loss for the period				(33,619,000)	(33,619,000)
Other comprehensive income (loss)			(49,000)		(49,000)
Total comprehensive loss			(49,000)	(33,619,000)	(33,668,000)
Appropriation of net loss			(30,218,000)	30,218,000
Issue of ordinary shares	€ 113,000	108,986,000			109,099,000
Issue of ordinary shares (in shares)	11,256,599,000
Transaction costs		(7,397,000)			(7,397,000)
Exercise of BSAs/BSPCEs and vesting of AGAs	€ 5,000	67,000	(5,000)		67,000
Exercise of BSAs/BSPCEs and vesting of AGAs (in shares)	527,550,000
BSA share warrants subscription premium			13,000		13,000
Share-based compensation expense			938,000		938,000
Appropriation of the issue premium		(48,000,000)	48,000,000
Treasury shares			768,000		768,000
Balance at the end at Dec. 31, 2020	€ 386,302	€ 139,667,603	€ 4,777,000	€ (33,619,000)	€ 111,211,000
Balance at the end (in shares) at Dec. 31, 2020	38,630,261				38,630,261